UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (95.23%)
COMMUNICATION SERVICES – (14.40%)
Media & Entertainment – (14.40%)
Alphabet Inc., Class A *	5,890	$7,109,701
Alphabet Inc., Class C *	10,403	12,415,668
Facebook, Inc., Class A *	50,380	8,285,495
GCI Liberty, Inc., Class A *	9,709	495,159
Liberty Global PLC, Series C *	69,110	1,946,138
Liberty Latin America Ltd., Class C *	20,595	424,875
Liberty TripAdvisor Holdings, Inc., Series A *	8,978	133,323
Naspers Ltd. - N (South Africa)	16,180	3,491,596
	Total Communication Services	34,301,955
CONSUMER DISCRETIONARY – (13.47%)
Automobiles & Components – (1.59%)
Adient PLC	96,633	3,798,643
Consumer Durables & Apparel – (0.51%)
Hunter Douglas N.V. (Netherlands)	16,269	1,220,238
Consumer Services – (2.02%)
New Oriental Education & Technology Group, Inc., ADR (China)*	64,950	4,806,950
Retailing – (9.35%)
Alibaba Group Holding Ltd., ADR (China)*	31,130	5,128,979
Amazon.com, Inc. *	7,006	14,033,018
Booking Holdings Inc. *	1,055	2,093,120
Liberty Expedia Holdings, Inc., Series A *	6,473	304,490
Qurate Retail, Inc., Series A *	31,664	703,257
		22,262,864
	Total Consumer Discretionary	32,088,695
ENERGY – (7.93%)
Apache Corp.	236,800	11,288,256
Encana Corp. (Canada)	374,430	4,908,777
Magnolia Oil & Gas Corp., Class A *	179,804	2,698,858
	Total Energy	18,895,891
FINANCIALS – (33.24%)
Banks – (12.89%)
Danske Bank A/S (Denmark)	50,250	1,319,836
DBS Group Holdings Ltd. (Singapore)	177,360	3,384,896
JPMorgan Chase & Co.	86,188	9,725,454
U.S. Bancorp	71,840	3,793,870
Wells Fargo & Co.	237,314	12,473,224
		30,697,280
Diversified Financials – (17.87%)
Capital Markets – (4.15%)
Bank of New York Mellon Corp.	193,860	9,884,921
Consumer Finance – (7.94%)
American Express Co.	75,239	8,012,201
Capital One Financial Corp.	114,910	10,908,407
		18,920,608
Diversified Financial Services – (5.78%)
Berkshire Hathaway Inc., Class A *	43	13,760,002
		42,565,531

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.48%)
Multi-line Insurance – (0.91%)
Loews Corp.	42,980	$2,158,885
Property & Casualty Insurance – (1.57%)
Chubb Ltd.	19,260	2,573,907
Markel Corp. *	980	1,164,720
		3,738,627
		5,897,512
	Total Financials	79,160,323
HEALTH CARE – (4.09%)
Health Care Equipment & Services – (4.09%)
Aetna Inc.	48,010	9,738,829
	Total Health Care	9,738,829
INDUSTRIALS – (13.34%)
Capital Goods – (13.34%)
Ferguson PLC (United Kingdom)	69,081	5,866,119
General Electric Co.	606,130	6,843,208
Johnson Controls International PLC	146,279	5,119,765
Orascom Construction Ltd. (United Arab Emirates)	14,625	108,225
Safran S.A. (France)	20,220	2,833,606
United Technologies Corp.	78,630	10,993,260
	Total Industrials	31,764,183
INFORMATION TECHNOLOGY – (6.55%)
Semiconductors & Semiconductor Equipment – (4.31%)
Applied Materials, Inc.	115,300	4,456,345
Texas Instruments Inc.	54,080	5,802,243
		10,258,588
Software & Services – (2.24%)
Microsoft Corp.	31,910	3,649,547
Oracle Corp.	33,000	1,701,480
		5,351,027
	Total Information Technology	15,609,615
MATERIALS – (2.21%)
LafargeHolcim Ltd. (Switzerland)	87,448	4,317,121
OCI N.V. (Netherlands)*	29,250	934,939
	Total Materials	5,252,060
TOTAL COMMON STOCK – (Identified cost $134,592,904)		226,811,551
PREFERRED STOCK – (2.52%)
CONSUMER DISCRETIONARY – (2.52%)
Retailing – (2.52%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	5,995,896
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		5,995,896
SHORT-TERM INVESTMENTS – (2.36%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,161,221 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $1,184,220)	$1,161,000	1,161,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2018 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $421,079 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $429,420)	$421,000	$421,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $2,880,545 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 11/15/24-09/01/48, total market value $2,937,600)	2,880,000	2,880,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $1,161,221 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 09/01/25-09/01/48, total market value $1,184,220)	1,161,000	1,161,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,623,000)	5,623,000
	Total Investments – (100.11%) – (Identified cost $144,175,483)	238,430,447
	Liabilities Less Other Assets – (0.11%)	(266,716)
	Net Assets – (100.00%)	$238,163,731

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,995,896 or 2.52% of the Fund's net assets as of September 30, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi- Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (93.62%)
COMMUNICATION SERVICES – (2.93%)
Media & Entertainment – (2.93%)
Alphabet Inc., Class A *	740	$893,239
Alphabet Inc., Class C *	1,135	1,354,589
	Total Communication Services	2,247,828
FINANCIALS – (90.69%)
Banks – (29.42%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	45,380	2,353,407
Danske Bank A/S (Denmark)	27,410	719,935
DBS Group Holdings Ltd. (Singapore)	122,651	2,340,781
DNB ASA (Norway)	153,530	3,230,473
JPMorgan Chase & Co.	32,000	3,610,880
PNC Financial Services Group, Inc.	11,960	1,628,832
U.S. Bancorp	99,090	5,232,943
Wells Fargo & Co.	65,170	3,425,335
		22,542,586
Diversified Financials – (39.17%)
Capital Markets – (19.10%)
Bank of New York Mellon Corp.	66,720	3,402,053
Blackstone Group L.P.	21,800	830,144
Charles Schwab Corp.	18,500	909,275
Goldman Sachs Group, Inc.	9,840	2,206,521
Julius Baer Group Ltd. (Switzerland)	36,304	1,816,680
KKR & Co. Inc., Class A	58,970	1,608,112
Oaktree Capital Group LLC, Class A	36,010	1,490,814
State Street Corp.	28,350	2,375,163
		14,638,762
Consumer Finance – (11.99%)
American Express Co.	43,440	4,625,925
Capital One Financial Corp.	48,040	4,560,437
		9,186,362
Diversified Financial Services – (8.08%)
Berkshire Hathaway Inc., Class A *	15	4,800,001
Visa Inc., Class A	9,280	1,392,835
		6,192,836
		30,017,960
Insurance – (22.10%)
Insurance Brokers – (1.28%)
Marsh & McLennan Cos, Inc.	11,860	981,059
Multi-line Insurance – (3.57%)
Loews Corp.	54,550	2,740,047
Property & Casualty Insurance – (9.11%)
Chubb Ltd.	23,096	3,086,549
Markel Corp. *	3,275	3,892,305
		6,978,854
Reinsurance – (8.14%)
Alleghany Corp.	3,140	2,048,944
Everest Re Group, Ltd.	9,040	2,065,369
Greenlight Capital Re, Ltd., Class A *	51,500	638,600

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
Swiss Re AG (Switzerland)	16,090	$1,485,382
		6,238,295
		16,938,255
	Total Financials	69,498,801
	TOTAL COMMON STOCK – (Identified cost $43,119,104)	71,746,629
SHORT-TERM INVESTMENTS – (1.48%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $234,044 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $238,680)	$234,000	234,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $86,016 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $87,720)	86,000	86,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $581,110 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.869%-4.02%, 09/01/28-10/15/53, total market value $592,620)	581,000	581,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $234,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 08/01/28-09/01/48, total market value $238,680)	234,000	234,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,135,000)	1,135,000
	Total Investments – (95.10%) – (Identified cost $44,254,104)	72,881,629
	Other Assets Less Liabilities – (4.90%)	3,751,230
	Net Assets – (100.00%)	$76,632,859

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi- Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (97.24%)
REAL ESTATE – (97.24%)
Equity Real Estate Investment Trusts (REITs) – (96.71%)
Diversified REITs – (3.69%)
Forest City Realty Trust Inc., Class A	20,660	$518,359
Health Care REITs – (3.41%)
HCP, Inc.	11,670	307,155
Welltower Inc.	2,670	171,734
		478,889
Hotel & Resort REITs – (2.61%)
Host Hotels & Resorts Inc.	13,840	292,024
Ryman Hospitality Properties, Inc.	870	74,968
		366,992
Industrial REITs – (14.16%)
EastGroup Properties, Inc.	2,620	250,524
First Industrial Realty Trust, Inc.	10,230	321,222
Prologis, Inc.	9,935	673,494
Rexford Industrial Realty, Inc.	12,150	388,314
Terreno Realty Corp.	9,450	356,265
		1,989,819
Office REITs – (16.34%)
Alexandria Real Estate Equities, Inc.	2,930	368,565
Boston Properties, Inc.	3,640	448,047
Brandywine Realty Trust	12,400	194,928
Cousins Properties, Inc.	38,770	344,665
Great Portland Estates PLC (United Kingdom)	13,193	115,057
Hudson Pacific Properties, Inc.	10,060	329,163
SL Green Realty Corp.	2,530	246,751
Vornado Realty Trust	3,420	249,660
		2,296,836
Residential REITs – (19.39%)
American Campus Communities, Inc.	8,640	355,622
American Homes 4 Rent, Class A	6,560	143,598
AvalonBay Communities, Inc.	4,180	757,207
Camden Property Trust	4,210	393,930
Equity LifeStyle Properties, Inc.	750	72,338
Equity Residential	4,960	328,650
Essex Property Trust, Inc.	1,580	389,802
Invitation Homes Inc.	6,220	142,500
Mid-America Apartment Communities, Inc.	700	70,126
Sun Communities, Inc.	700	71,078
		2,724,851
Retail REITs – (19.94%)
Acadia Realty Trust	13,540	379,526
Brixmor Property Group, Inc.	14,370	251,619
Federal Realty Investment Trust	2,490	314,910
Kimco Realty Corp.	12,140	203,224
Regency Centers Corp.	5,380	347,925
Retail Opportunity Investments Corp.	18,530	345,955

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2018 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	5,430	$959,752
		2,802,911
Specialized REITs – (17.17%)
CatchMark Timber Trust Inc., Class A	8,954	102,344
CoreSite Realty Corp.	1,000	111,140
Crown Castle International Corp.	3,300	367,389
CubeSmart	3,220	91,867
CyrusOne Inc.	1,330	84,322
Digital Realty Trust, Inc.	3,210	361,061
Equinix, Inc.	1,280	554,099
Extra Space Storage Inc.	2,320	201,005
Life Storage, Inc.	1,330	126,563
Public Storage	1,710	344,787
Weyerhaeuser Co.	2,120	68,412
		2,412,989
		13,591,646
Real Estate Management & Development – (0.53%)
Real Estate Operating Companies – (0.53%)
Brookfield Property Partners L.P.	3,568	74,536
	Total Real Estate	13,666,182
TOTAL COMMON STOCK – (Identified cost $12,022,811)		13,666,182
PREFERRED STOCK – (0.24%)
REAL ESTATE – (0.24%)
Equity Real Estate Investment Trusts (REITs) – (0.24%)
Retail REITs – (0.24%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,496	23,891
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	620	9,306
	Total Real Estate	33,197
TOTAL PREFERRED STOCK – (Identified cost $50,172)		33,197
SHORT-TERM INVESTMENTS – (2.40%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $70,013 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.55%-10.00%, 10/25/18-10/01/48, total market value $71,400)	$70,000	70,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.24%, 10/01/18, dated 09/28/18, repurchase value of $25,005 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.50%-2.625%, 06/30/20-06/15/21, total market value $25,500)	25,000	25,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.27%, 10/01/18, dated 09/28/18, repurchase value of $173,033 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 12/01/20-09/01/48, total market value $176,460)	173,000	173,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2018 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.28%, 10/01/18, dated 09/28/18, repurchase value of $70,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/26-08/01/48, total market value $71,400)	$70,000	$70,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $338,000)	338,000
	Total Investments – (99.88%) – (Identified cost $12,410,983)	14,037,379
	Other Assets Less Liabilities – (0.12%)	16,360
	Net Assets – (100.00%)	$14,053,739

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi- Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$34,301,955	$2,247,828	$–
Consumer Discretionary	32,088,695	–	–
Energy	18,895,891	–	–
Financials	79,160,323	69,498,801	–
Health Care	9,738,829	–	–
Industrials	31,764,183	–	–
Information Technology	15,609,615	–	–
Materials	5,252,060	–	–
Real Estate	–	–	13,666,182
Preferred Stock:
Real Estate	–	–	33,197
Total Level 1	226,811,551	71,746,629	13,699,379

Level 2 – Other Significant Observable Inputs:
Short-term securities	5,623,000	1,135,000	338,000
Total Level 2	5,623,000	1,135,000	338,000

Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Consumer Discretionary	5,995,896	–	–
Total Level 3	5,995,896	–	–
Total Investments	$238,430,447	$72,881,629	$14,037,379

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2018. The net decrease in unrealized appreciation during the period on Level 3 securities still held at September 30, 2018 for Davis Value Portfolio was $(571,492). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2018
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$6,567,388	$–	$(571,492)	$–	$–	$5,995,896
Total Level 3	$6,567,388	$–	$(571,492)	$–	$–	$5,995,896

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2018	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,995,896	Market Approach	Transaction Price	$46.50	Increase
Total Level 3	$5,995,896

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

		Davis Financial	Davis Real Estate
	Davis Value Portfolio	Portfolio	Portfolio
Unrealized appreciation	$98,409,407	$28,671,411	$1,827,603
Unrealized depreciation	(5,393,242)	(112,388)	(231,926)
Net unrealized appreciation	$93,016,165	$28,559,023	$1,595,677

Aggregate cost	$145,414,282	$44,322,606	$12,441,702

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 29, 2018